UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4632

                               Germany Fund, Inc.
                               ------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

THE GERMANY FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (unaudited)
------------------------------------------------------------------------------
Shares                  Description                                  Value
------                  -----------                                  -----
INVESTMENTS IN GERMAN SECURITIES--93.4%
                COMMON STOCKS--91.8%
                ACCIDENT & HEALTH
                        INSURANCE--4.8%
57,000          Allianz . . . . . . . . . . . . . . . . . . . . . $ 5,735,601
                                                                  ------------

                AIR TRANSPORTATION,
                        SCHEDULED--2.0%
200,000         Deutsche Lufthansa* . . . . . . . . . . . . . . .   2,325,446
                                                                  ------------

                COURIER SERVICES EXCEPT BY
                        AIR--1.6%
100,000         Deutsche Post . . . . . . . . . . . . . . . . . .   1,939,527
                                                                  ------------

                ELECTRIC & OTHER SERVICES
                        COMBINED--13.8%
163,000         E.ON  . . . . . . . . . . . . . . . . . . . . . .  12,014,642
90,000          RWE . . . . . . . . . . . . . . . . . . . . . . .   4,297,485
                                                                  ------------
                                                                   16,312,127
                                                                  ------------
                FIRE, MARINE & CASUALTY
                        INSURANCE--2.0%

25,000          Munchener Ruckversicherungs . . . . . . . . . . .   2,406,105
                                                                  ------------

                FOOTWEAR, EXCEPT
                        RUBBER--2.3%
20,000          Adidas Salomon . . . . . . . . . . . . . . . . .     2,788,302
                                                                  ------------

                INDUSTRIAL GASES--1.0%
20,000          Linde* . . . . . . . . . . . . . . . . . . . . .     1,151,555
                                                                  ------------

                MORTGAGE BANKERS--0.9%
30,000          Hypo Real Estate Holding . . . . . . . . . . . .     1,027,465
                                                                  ------------

                MOTOR VEHICLES & CAR
                        BODIES--9.0%
75,000          Bayerische Motoren Werke  . . . . . . . . . . . .    3,080,534
130,000         DaimlerChrysler . . . . . . . . . . . . . . . . .    5,355,725
30,000          MAN . . . . . . . . . . . . . . . . . . . . . . .    1,024,859
30,000          Volkswagen  . . . . . . . . . . . . . . . . . . .    1,153,665
                                                                  ------------
                                                                    10,614,783
                                                                  ------------
                NATIONAL COMMERCIAL
                        BANKS--3.6%
70,000          Bayerische Hypothekenbank
                        Und Vereinsbank*  . . . . . . . . . . . .    1,342,902
160,000         Commerzbank*  . . . . . . . . . . . . . . . . . .    2,972,204
                                                                  ------------
                                                                     4,315,106
                                                                  ------------
                PHARMACEUTICAL
                        PREPARATIONS--4.1%
20,000          Altana  . . . . . . . . . . . . . . . . . . . . .  $ 1,162,723
20,000          Merck KGaA  . . . . . . . . . . . . . . . . . . .    1,142,621
40,000          Schering  . . . . . . . . . . . . . . . . . . . .    2,523,991
                                                                  ------------
                                                                     4,829,335
                                                                  ------------

                PLASTICS MATERIAL, SYNTHETIC
                        RESINS & NONVULCAN
                        ELASTOMERS--9.4%
190,000         BASF  . . . . . . . . . . . . . . . . . . . . . .   11,187,334
                                                                  ------------

                PLASTICS PRODUCTS--3.5%
150,000         Bayer . . . . . . . . . . . . . . . . . . . . . .    4,098,693
                                                                  ------------

                SECURITY & COMMODITY
                        EXCHANGES--1.0%
24,000          Deutsche Boerse . . . . . . . . . . . . . . . . .    1,212,707
                                                                  ------------

                SEMICONDUCTORS & RELATED
                        DEVICES--1.3%
150,000         Infineon Technologies*  . . . . . . . . . . . . .    1,530,030
                                                                  ------------

                SERVICES-MISC HEALTH & ALLIED
                        SERVICES--1.0%
15,000          Fresenius Medical Care . . . . . . . . .  . . . .    1,147,708
                                                                  ------------

                SERVICES-PREPACKAGED
                        SOFTWARE--6.1%
47,000          SAP . . . . . . . . . . . . . . . . . . . . . . .    7,296,120
                                                                  ------------

                STEEL WORKS--1.6%
100,000         Thyssen Krupp . . . . . . . . . . . . . . . . . .    1,946,972
                                                                  ------------

                TELEPHONE & TELEGRAPH
                        APPARATUS--12.4%
200,000         Siemens . . . . . . . . . . . . . . . . . . . . .   14,694,738
                                                                  ------------

                TELEPHONE COMMUNICATIONS
                        (NO RADIOTELEPHONE)--6.3%
400,000         Deutsche Telekom* . . . . . . . . . . . . . . . .    7,415,618
                                                                  ------------

                TIRES & INNER TUBES--2.1%
45,000          Continental . . . . . . . . . . . . . . . . . . .    2,444,139
                                                                  ------------

                TOUR OPERATORS--0.5%
30,000          TUI . . . . . . . . . . . . . . . . . . . . . . .      561,755
                                                                  ------------

                WHOLESALE-GROCERIES AND
                        RELATED PRODUCTS--1.5%
40,000          Metro . . . . . . . . . . . . . . . . . . . . . .    1,783,421
                                                                  ------------

                Total Common Stocks
                (cost $88,205,918)  . . . . . . . . . . . . . . .  108,764,587
                                                                  ------------

                PREFERRED STOCKS--1.6%
                        MOTOR VEHICLES & CAR
                        BODIES--1.6%
20,000          Bayerische Motoren Werke* . . . . . . . . . . . .    $ 580,493
2,000           Porsche Pref  . . . . . . . . . . . . . . . . . .    1,298,403
                                                                  ------------
                                                                     1,878,896
                                                                  ------------

                        Total Preferred Stocks
                        (cost $1,706,556) . . . . . . . . . . . .    1,878,896
                                                                  ------------

                        Total Investments in
                        German Securities
                        (cost $89,912,474)  . . . . . . . . . . . 110,643,483
                                                                  ------------

                INVESTMENTS IN DUTCH COMMON
                        STOCK--1.1%
                        INSURANCE AGENTS, BROKERS &
                        SERVICES--1.1%
50,000          ING Groep
                        (Cost $1,155,163) . . . . . . . . . . . .    1,260,754
                                                                  ------------

                INVESTMENTS IN FRENCH COMMON
                        STOCKS--1.6%
                        COMBINATION UTILITIES--0.7%
40,000          Suez SA . . . . . . . . . . . . . . . . . . . . .      856,717
                                                                  ------------

                PETROLEUM REFINING--0.9%
5,000           Total SA  . . . . . . . . . . . . . . . . . . . .    1,017,538
                                                                  ------------

                        Total Investments in French
                        Common Stocks
                        (cost $1,886,752) . . . . . . . . . . . .    1,874,255
                                                                  ------------

                INVESTMENTS IN SWISS COMMON STOCKS--
                        2.3%
                        ELECTRICAL DISTRIBUTION--1.3%
250,000         Abb Ltd*  . . . . . . . . . . . . . . . . . . . .    1,524,976
                                                                  ------------

                        NATIONAL COMMERCIAL BANKS--
                                1.0%
18,000          United Bank of Switzerland  . . . . . . . . . . .    1,266,571
                                                                  ------------

                        Total Investments in Swiss Common Stocks
                        (cost $2,645,352) . . . . . . . . . . . .    2,791,547
                                                                  ------------

                INVESTMENTS IN SPANISH COMMON
                        STOCK--0.8%
                        TELEPHONE COMMUNICATIONS
                        (NO RADIOTELEPHONE)--0.8%
60,000          Telefonica
                        (Cost $911,965) . . . . . . . . . . . . .    $ 897,171
                                                                  ------------

                Total Investments--99.2%
                        (cost $96,511,706)  . . . . . . . . . . . $117,467,210
                                                                  ------------

                Cash and other assets in
                        excess of liabilities--0.8% . . . . . . .    1,000,119
                                                                  ------------

                NET ASSETS--100.0%  . . . . . . . . . . . . . . . $118,467,329
                                                                  ============

                NUMBER OF SHARES
                        OUTSTANDING . . . . . . . . . . . . . . .   15,060,392
                                                                  ============

                NET ASSET VALUE
                        PER SHARE . . . . . . . . . . . . . . . .       $ 7.87
                                                                  ============


-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


*Non-income producing security.

The accompanying notes are an integral part of the financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The Germany Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          The Germany Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004